Borrowings - Borrowings by Interest Rate (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 368,921	¥ 466,722
Bank loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	2.20%	3.20%
Corporate debentures [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.49%	3.52%
Medium-term notes [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.32%	3.63%
Other loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.47%	3.80%
Interest free [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 110	¥ 124
At fixed rates [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	192,079	250,297
At floating rates [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 176,732	¥ 216,301